Share Purchase Warrants (Details 4) - $ / shares	1 Months Ended			12 Months Ended
	May 30, 2019	May 15, 2019	Apr. 08, 2019	Jan. 31, 2023
Statement [Line Items]
Number of warrants outstanding	1,386,800	4,613,200	695,000	30,140,643
Expiry Date	May 29, 2021	May 14, 2021	Mar. 16, 2022
Transaction Four [Member]
Statement [Line Items]
Number of warrants outstanding				23,316,250
Exercise Price				$ 0.50
Expiry Date				May 28, 2024
Transaction Three [Member]
Statement [Line Items]
Number of warrants outstanding				6,386,298
Exercise Price				$ 0.60
Expiry Date				Dec. 01, 2023
Transaction Two [Member]
Statement [Line Items]
Number of warrants outstanding				238,095
Exercise Price				$ 0.27
Expiry Date				Sep. 26, 2023
Transaction One [Member]
Statement [Line Items]
Number of warrants outstanding				200,000
Exercise Price				$ 1.21
Expiry Date				Mar. 28, 2023